Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.3%)
Verizon Communications, Inc.	110,150	6,553
The Walt Disney Co.	28,700	3,561

Total		10,114

Consumer Discretionary (2.4%)
Advance Auto Parts, Inc.	10,500	1,612
Honda Motor Co., Ltd., ADR	80,210	1,901
PulteGroup, Inc.	20,990	971

Total		4,484

Consumer Staples (12.9%)
Colgate-Palmolive Co.	37,050	2,859
Kimberly-Clark Corp.	17,080	2,522
Koninklijke Ahold Delhaize NV	47,450	1,404
Mondelez International, Inc.	63,050	3,622
PepsiCo, Inc.	24,590	3,408
The Procter & Gamble Co.	16,560	2,302
Unilever NV	86,220	5,208
Walmart, Inc.	22,710	3,177

Total		24,502

Energy (3.7%)
Chevron Corp.	44,530	3,206
ConocoPhillips	51,490	1,691
Total SA, ADR	61,760	2,119

Total		7,016

Financials (19.5%)
AFLAC, Inc.	91,520	3,327
Ameriprise Financial, Inc.	14,870	2,292
The Bank of New York Mellon Corp.	158,370	5,438
Berkshire Hathaway,
Inc. - Class B *	40,110	8,541
The Charles Schwab Corp.	45,680	1,655
Chubb, Ltd.	39,170	4,548
JPMorgan Chase & Co.	38,430	3,700
Northern Trust Corp.	22,850	1,782
PNC Financial Services Group, Inc.	16,870	1,854
Truist Financial Corp.	54,150	2,060
U.S. Bancorp	48,710	1,746

Total		36,943

Health Care (21.1%)
Becton Dickinson and Co.	7,980	1,857
Cerner Corp.	41,440	2,996

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
GlaxoSmithKline PLC, ADR	36,990	1,392
Hologic, Inc. *	22,640	1,505
Johnson & Johnson	62,090	9,244
McKesson Corp.	12,550	1,869
Medtronic PLC	79,230	8,233
Merck & Co., Inc.	32,120	2,664
Pfizer, Inc.	68,550	2,516
Quest Diagnostics, Inc.	12,320	1,410
Roche Holding AG	4,050	1,386
Universal Health Services, Inc. - Class B	18,650	1,996
Zimmer Biomet Holdings, Inc.	20,440	2,783

Total		39,851

Industrials (10.7%)
Emerson Electric Co.	96,130	6,303
General Dynamics Corp.	9,990	1,383
Johnson Controls International PLC	80,780	3,300
Norfolk Southern Corp.	10,270	2,198
Raytheon Co.	33,450	1,925
Republic Services, Inc.	18,690	1,745
Siemens AG	24,960	3,156
Siemens Energy AG *	12,480	336

Total		20,346

Information Technology (10.4%)
Applied Materials, Inc.	23,850	1,418
Automatic Data Processing, Inc.	12,340	1,721
Cisco Systems, Inc.	131,880	5,195
F5 Networks, Inc. *	16,090	1,975
Intel Corp.	54,390	2,816
Oracle Corp.	26,390	1,576
TE Connectivity, Ltd.	17,810	1,741
Texas Instruments, Inc.	22,380	3,196

Total		19,638

Materials (2.0%)
Martin Marietta Materials, Inc.	9,350	2,200
Mondi PLC	75,300	1,585

Total		3,785

Real Estate (0.9%)
Weyerhaeuser Co.	56,670	1,616

Total		1,616

Utilities (6.0%)
Duke Energy Corp.	27,480	2,434
Eversource Energy	27,300	2,281
Pinnacle West Capital Corp.	48,250	3,597

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	42,870	2,958

Total		11,270

Total Common Stocks (Cost: $175,694)		179,565

Investment Companies (2.7%)
Investment Companies (2.7%)
iShares Russell 1000 Value Index Fund	43,290	5,114

Total		5,114

Total Investment Companies (Cost: $4,974)		5,114

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	2,600,045	2,600

Total		2,600

Total Short-Term Investments (Cost: $2,600)		2,600

Total Investments (99.0%) (Cost: $183,268)@		187,279

Other Assets, Less Liabilities (1.0%)		1,919

Net Assets (100.0%)		189,198

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	108	117	12/20	$—	p	$(1)	$(1)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,210	1,317	12/20	6		—	6
Sell	Morgan Stanley Capital Services, Inc.	EUR	8,731	10,259	12/20	28		—	28
Buy	Morgan Stanley Capital Services, Inc.	GBP	101	130	12/20	2		—	2
Sell	Morgan Stanley Capital Services, Inc.	GBP	2,040	2,634	12/20	—		(18)	(18)
Buy	Morgan Stanley Capital Services, Inc.	JPY	6,758	64	12/20	—	p	—	—	p
Sell	Morgan Stanley Capital Services, Inc.	JPY	174,519	1,657	12/20	14		—	14

						$50		$(19)	$31

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$50	—	$50	$(19)	—	—	$(19)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $183,268 and the net unrealized appreciation of investments based on that cost was $4,042 which is comprised of $13,251 aggregate gross unrealized appreciation and $9,209 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$23,098	$1,404	$—
Health Care	38,465	1,386	—
Industrials	17,190	3,156	—
Materials	2,200	1,585	—
All Others	91,081	—	—
Investment Companies	5,114	—	—
Short-Term Investments	2,600	—	—
Other Financial Instruments^
Forward Currency Contracts	—	50	—

Total Assets:	$179,748	$7,581	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(19)	—

Total Liabilities:	$—	$(19)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand